As filed with the Securities and Exchange Commission on March 17, 2011

Securities Act Registration No. 333-108229
Investment Company Act Registration No. 811-21419

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	14	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	17	[	X	]

(Check appropriate box or boxes.)

HENNESSY SPARX FUNDS TRUST
(Exact name of Registrant as Specified in Charter)

7250 Redwood Blvd.
Suite 200
Novato, CA 94945
 (Address of Principal Executive Office) (Zip Code)

(800) 966-4354
Registrant’s Telephone Number, including Area Code:

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, CA 94945
(Name and Address of Agent for Service)

Copy to:
Richard L. Teigen
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:   This Post-Effective Amendment (“PEA”) No. 14 to the Hennessy SPARX Funds Trust (“HSFT”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the HSFT PEA No. 13 on Form N-1A filed February 28, 2011.  This PEA No. 14 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 13 to the HSFT Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Novato and the State of California on the 11th day of March, 2011.

HENNESSY SPARX FUNDS TRUST
(Registrant)

By: /s/ Neil J. Hennessy
Neil J. Hennessy
Chairman of the Board and
President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Neil J. Hennessy	Chairman of the Board and	March 11, 2011
Neil J. Hennessy	President (Principal Executive Officer) and a Trustee

Robert T. Doyle*	Trustee	*

J. Dennis DeSousa*	Trustee	*

Gerald P. Richardson*	Trustee	*

/s/ Teresa M. Nilsen	Executive Vice President and	March 11, 2011
Teresa M. Nilsen	Treasurer (Principal Financial and Accounting Officer)

*By: /s/ Neil J. Hennessy
Neil J. Hennessy Attorney-In-Fact March 11, 2011

Signature Page

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE